Taxation - Schedule of Statutory Tax Rate to the Effective Income Tax Rate (Details) $ in Millions	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Schedule of Statutory Tax Rate to the Effective Income Tax Rate [Line Items]
Statutory tax, Amount	$ 1,059,309		$ 8,073,045	$ (147,255)
Statutory tax, percent	25.00%	25.00%
Effect of changes in tax laws or rates enacted in the current year, Amount
Effect of changes in tax laws or rates enacted in the current year, Percent
Effect of cross-border tax laws, Amount
Effect of cross-border tax laws, Percent
Changes in valuation allowance, Amount	$ (93,511)
Changes in valuation allowance, Percent	(2.20%)	(2.20%)
Nontaxable or nondeductible items
Tax effect of non-deductible items, Amount	$ (20,057)		(7,902,309)	(10,674)
Tax effect of non-deductible items, Percent
Other adjustments
Effect of tax holidays inside PRC, Amount	$ (166,582)
Effect of tax holidays inside PRC, Percent	(3.90%)	(3.90%)
NOL true-up, Amount	$ 192,103
NOL true-up, Percent	4.50%	4.50%
(Loss)/income before income tax expenses, Amount	$ (4,237,235)		(32,292,178)	589,019
Computed income tax expense with statutory tax rate of 25%, Amount	1,059,309		8,073,045	(147,255)
Write-off of net operating losses carried forward, Amount			(231,302)	(72,665)
Effect of preferential tax rate, Amount			(168,337)	282,060
Total income tax (expenses)/benefit	$ 562,631		$ (228,903)	$ 51,466
Income tax expenses, Percent	13.30%	13.30%
Hong Kong [Member]
Schedule of Statutory Tax Rate to the Effective Income Tax Rate [Line Items]
Foreign tax effects, Amount	$ (227,763)
Foreign tax effects, Percent	(5.40%)	(5.40%)
Effect of changes in tax laws or rates enacted in the current year, Amount		$ 2
Cayman [Member]
Schedule of Statutory Tax Rate to the Effective Income Tax Rate [Line Items]
Foreign tax effects, Amount	$ (180,868)
Foreign tax effects, Percent	(4.30%)	(4.30%)